Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage Expenses
Port expenses	$ 32,112,985	$ 34,691,410	$ 30,385,334
Bunkers	81,441,896	88,717,067	76,215,708
Other voyage expenses	8,315,703	3,787,828	2,958,197
Total	$ 121,870,584	$ 127,196,305	$ 109,559,239